UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22272

Nuveen California Municipal Value Fund 2
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/29

Date of reporting period:         11/30/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen California Municipal Value Fund 2 (NCB)
	November 30, 2015 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 99.0% (99.0% of Total Investments)

	MUNICIPAL BONDS – 99.0% (99.0% of Total Investments)

	Consumer Staples – 5.7% (5.7% of Total Investments)
$ 2,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/17 at 100.00	B	$ 1,824,520
	Bonds, Series 2007A-1, 5.000%, 6/01/33
1,500	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed	12/15 at 100.00	B–	1,365,180
	Bonds, Series 2005A-1, 5.500%, 6/01/45
3,500	Total Consumer Staples			3,189,700
	Education and Civic Organizations – 2.3% (2.3% of Total Investments)
865	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series	11/19 at 100.00	A2	987,346
	2009, 5.500%, 11/01/39
100	California Municipal Finance Authority, Charter School Revenue Bonds, Rocketship Education	6/22 at 102.00	N/R	112,976
	Multiple Projects, Series 2014A , 7.250%, 6/01/43
150	California Statewide Communities Development Authority, School Facility Revenue Bonds,	7/21 at 100.00	BBB–	168,836
	Alliance College-Ready Public Schools, Series 2011A, 7.000%, 7/01/46
1,115	Total Education and Civic Organizations			1,269,158
	Health Care – 17.3% (17.3% of Total Investments)
1,000	ABAG Finance Authority for Non-Profit Corporations, California, Cal-Mortgage Insured Health	5/19 at 100.00	AA–	1,137,320
	Facility Revenue Bonds, Saint Rose Hospital, Series 2009A, 6.000%, 5/15/29
1,900	California Health Facilities Financing Authority, Revenue Bonds, Catholic Healthcare West,	7/19 at 100.00	A	2,168,071
	Series 2009A, 6.000%, 7/01/39
1,000	California Health Facilities Financing Authority, Revenue Bonds, Children’s Hospital of Orange	11/19 at 100.00	A	1,181,660
	County, Series 2009A, 6.500%, 11/01/38
70	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard	8/24 at 100.00	AA	78,770
	Children’s Hospital, Series 2014A, 5.000%, 8/15/43
75	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services,	10/24 at 100.00	AA	85,254
	Series 2014A, 5.000%, 10/01/38
150	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services,	10/24 at 100.00	AA	168,422
	Series 2014B, 5.000%, 10/01/44
500	California Municipal Financing Authority, Certificates of Participation, Community Hospitals	2/17 at 100.00	A–	518,945
	of Central California, Series 2007, 5.250%, 2/01/27
690	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health System	3/18 at 100.00	AA	729,530
	West, Series 2007B, 5.000%, 3/01/37 – AGC Insured
	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,
	Series 2006:
125	5.000%, 3/01/41	3/16 at 100.00	A+	126,150
2,000	5.250%, 3/01/45	3/16 at 100.00	A+	2,020,020
250	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009,	11/19 at 100.00	Ba1	275,820
	6.625%, 11/01/29
725	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010,	11/20 at 100.00	Ba1	770,508
	6.000%, 11/01/41
380	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011,	12/21 at 100.00	BB+	462,688
	7.500%, 12/01/41
8,865	Total Health Care			9,723,158
	Housing/Multifamily – 1.2% (1.2% of Total Investments)
225	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/20 at 100.00	BBB	252,668
	Series 2010A, 6.400%, 8/15/45
70	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/22 at 100.00	BBB	78,001
	Series 2012A, 5.500%, 8/15/47
250	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/22 at 100.00	A1	289,715
	Series 2012B, 7.250%, 8/15/47
	California Municipal Finance Authority, Mobile Home Park Senior Revenue Bonds, Caritas
	Affordable Housing, Inc. Projects, Series 2014A:
15	5.250%, 8/15/39	8/24 at 100.00	BBB	16,835
40	5.250%, 8/15/49	8/24 at 100.00	BBB	44,745
600	Total Housing/Multifamily			681,964
	Housing/Single Family – 5.0% (5.0% of Total Investments)
365	California Housing Finance Agency, California, Home Mortgage Revenue Bonds, Series 2008L,	2/18 at 100.00	A	371,479
	5.500%, 8/01/38
2,435	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006K, 4.625%, 8/01/26	2/16 at 100.00	A	2,443,522
	(Alternative Minimum Tax)
2,800	Total Housing/Single Family			2,815,001
	Long-Term Care – 2.2% (2.2% of Total Investments)
1,000	California Health Facilities Financing Authority, Insured Revenue Bonds, Community Program for	2/21 at 100.00	AA–	1,215,010
	Persons with Developmental Disabilities, Series 2011A, 6.250%, 2/01/26
	Tax Obligation/General – 13.1% (13.1% of Total Investments)
2,000	California State, General Obligation Bonds, Various Purpose Series 2007, 5.000%, 6/01/37 –	6/17 at 100.00	AA–	2,118,720
	NPFG Insured
2,100	Carlsbad Unified School District, San Diego County, California, General Obligation Bonds,	5/24 at 100.00	AA	2,111,655
	Series 2009B, 0.000%, 5/01/34
4,000	Oceanside Unified School District, San Diego County, California, General Obligation Bonds,	No Opt. Call	AA	466,680
	Election 2008 Series 2010B, 0.000%, 8/01/49 – AGM Insured
10,000	San Marcos Unified School District, San Diego County, California, General Obligation Bonds,	No Opt. Call	AA–	2,107,700
	2010 Election, Series 2012B, 0.000%, 8/01/51
500	Western Riverside Water & Wastewater Financing Authority, California, Revenue Bonds, Western	8/19 at 100.00	AA	562,110
	Municipal Water District, Series 2009, 5.625%, 9/01/39 – AGC Insured
18,600	Total Tax Obligation/General			7,366,865
	Tax Obligation/Limited – 18.9% (18.9% of Total Investments)
1,965	California State Public Works Board, Lease Revenue Bonds, Department of Education Riverside	4/19 at 100.00	A+	2,271,696
	Campus Project, Series 2009B, 5.750%, 4/01/23
500	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	3/20 at 100.00	A+	591,640
	2010A-1, 6.000%, 3/01/35
160	Fontana Redevelopment Agency, San Bernardino County, California, Tax Allocation Bonds, Jurupa	4/16 at 100.00	A	161,619
	Hills Redevelopment Project, Refunding Series 1997A, 5.500%, 10/01/27
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement
	Asset-Backed Revenue Bonds, Series 2015A:
180	5.000%, 6/01/40	6/25 at 100.00	A+	203,531
1,820	5.000%, 6/01/45	6/25 at 100.00	A+	2,042,204
145	Inglewood Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment	5/17 at 100.00	BBB+	148,428
	Project, Subordinate Lien Series 2007A-1, 5.000%, 5/01/25 – AMBAC Insured
425	Lancaster Redevelopment Agency, California, Tax Allocation Bonds, Combined Redevelopment	No Opt. Call	BBB	486,774
	Project Areas Housing Programs, Series 2009, 6.875%, 8/01/39
80	National City Community Development Commission, California, Tax Allocation Bonds, National	8/21 at 100.00	A–	99,656
	City Redevelopment Project, Series 2011, 6.500%, 8/01/24
30	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment	9/21 at 100.00	BBB+	36,272
	Project, Series 2011, 6.750%, 9/01/40
35	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District	9/23 at 100.00	N/R	37,734
	2001-1, Subordinate Lien Series 2013B , 5.875%, 9/01/39
	Patterson Public Financing Authority, California, Revenue Bonds, Community Facilities District
	2001-1, Senior Series 2013A:
210	5.250%, 9/01/30	9/23 at 100.00	N/R	226,464
190	5.750%, 9/01/39	9/23 at 100.00	N/R	206,203
240	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community	9/18 at 100.00	BBB–	261,756
	Development Project, Refunding Series 2008A, 6.500%, 9/01/28
95	Rancho Santa Fe CSD Financing Authority, California, Revenue Bonds, Superior Lien Series	9/21 at 100.00	BBB+	108,059
	2011A, 5.750%, 9/01/30
15	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project	10/21 at 100.00	A	18,424
	Area, Series 2011B, 6.500%, 10/01/25
20	San Clemente, California, Special Tax Revenue Bonds, Community Facilities District 2006-1	9/25 at 100.00	N/R	21,472
	Marblehead Coastal, Series 2015, 5.000%, 9/01/40 (WI/DD, Settling 12/03/15)
1,000	San Francisco City and County Redevelopment Financing Authority, California, Tax Allocation	8/19 at 100.00	AA–	1,144,200
	Revenue Bonds, San Francisco Redevelopment Projects, Series 2009B, 6.625%, 8/01/39
1,500	San Francisco City and County, California, Certificates of Participation, Multiple Capital	4/19 at 100.00	AA	1,677,930
	Improvement Projects, Series 2009A, 5.250%, 4/01/31
15	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds,	2/21 at 100.00	A–	18,119
	Mission Bay North Redevelopment Project, Series 2011C, 6.750%, 8/01/41
	San Francisco Redevelopment Financing Authority, California, Tax Allocation Revenue Bonds,
	Mission Bay South Redevelopment Project, Series 2011D:
15	7.000%, 8/01/33	2/21 at 100.00	BBB+	18,034
15	7.000%, 8/01/41	2/21 at 100.00	BBB+	18,034
585	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	BBB+	618,930
	Project, Refunding Series 2006D, 5.000%, 8/01/22 – AMBAC Insured
125	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	AA–	132,506
	Project, Series 2006C, 5.000%, 8/01/25 – NPFG Insured
25	Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2011,	4/21 at 100.00	N/R	28,240
	7.000%, 10/01/26
40	Yorba Linda Redevelopment Agency, Orange County, California, Tax Allocation Revenue Bonds,	9/21 at 100.00	A–	48,090
	Yorba Linda Redevelopment Project, Subordinate Lien Series 2011A, 6.000%, 9/01/26
9,430	Total Tax Obligation/Limited			10,626,015
	Transportation – 5.0% (5.0% of Total Investments)
395	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds,	1/24 at 100.00	BB+	467,870
	Refunding Junior Lien Series 2013C, 6.500%, 1/15/43
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds,
	Refunding Series 2013A:
865	5.750%, 1/15/46	1/24 at 100.00	BBB–	1,004,888
865	6.000%, 1/15/53	1/24 at 100.00	BBB–	1,010,078
305	Port of Oakland, California, Revenue Bonds, Refunding Series 2012P, 5.000%, 5/01/31	No Opt. Call	A+	343,787
	(Alternative Minimum Tax)
2,430	Total Transportation			2,826,623
	U.S. Guaranteed – 7.0% (7.0% of Total Investments) (4)
	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series 2009:
55	5.500%, 11/01/39 (Pre-refunded 11/01/19)	11/19 at 100.00	N/R (4)	64,308
80	5.500%, 11/01/39 (Pre-refunded 11/01/19)	11/19 at 100.00	A2 (4)	93,572
350	California Municipal Financing Authority, Certificates of Participation, Community Hospitals	2/17 at 100.00	N/R (4)	369,040
	of Central California, Series 2007, 5.250%, 2/01/27 (Pre-refunded 2/01/17)
575	Lancaster Redevelopment Agency, California, Tax Allocation Bonds, Combined Redevelopment	8/19 at 100.00	N/R (4)	694,704
	Project Areas Housing Programs, Series 2009, 6.875%, 8/01/39 (Pre-refunded 8/01/19)
1,120	Oakland, California, General Obligation Bonds, Measure DD Series 2009B, 5.250%, 1/15/29	1/16 at 100.00	Aa2 (4)	1,267,538
	(Pre-refunded 1/15/16)
1,400	Westlake Village, California, Certificates of Participation, Financing Project, Series 2009,	6/16 at 100.00	AA+ (4)	1,433,418
	5.000%, 6/01/39 (Pre-refunded 6/01/16)
3,580	Total U.S. Guaranteed			3,922,580
	Utilities – 14.1% (14.1% of Total Investments)
1,000	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series	No Opt. Call	A	1,352,360
	2009C, 6.500%, 11/01/39
2,495	Roseville Natural Gas Financing Authority, California, Gas Revenue Bonds, Series 2007,	No Opt. Call	A	2,604,031
	5.000%, 2/15/17
2,400	Southern California Public Power Authority, Natural Gas Project 1 Revenue Bonds, Series 2007A,	No Opt. Call	A	2,842,487
	5.250%, 11/01/24
1,000	Tuolumne Wind Project Authority, California, Revenue Bonds, Tuolumne Company Project, Series	1/19 at 100.00	AA–	1,129,430
	2009A, 5.625%, 1/01/29
6,895	Total Utilities			7,928,308
	Water and Sewer – 7.2% (7.2% of Total Investments)
1,075	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, Poseidon	No Opt. Call	Baa3	1,139,543
	Resources Channelside LP Desalination Project, Series 2012, 5.000%, 11/21/45 (Alternative
	Minimum Tax)
2,000	Orange County Sanitation District, California, Certificates of Participation, Tender Option	2/19 at 100.00	AAA	2,877,459
	Bond Trust 3020, 17.914%, 2/01/35 (IF) (5)
3,075	Total Water and Sewer			4,017,002
$ 61,890	Total Long-Term Investments (cost $47,188,712)			55,581,384

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 1.0% (1.0% of Total Investments)

	MUNICIPAL BONDS – 1.0% (1.0% of Total Investments)

	Health Care – 1.0% (1.0% of Total Investments)
$ 340	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	No Opt. Call	N/R	$ 340,269
	Health System, Series 2014A, 6.000%, 12/15/15 (6)
100	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	No Opt. Call	N/R	100,079
	Health System, Series 2014B, 6.000%, 12/15/15 (6)
100	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	No Opt. Call	N/R	100,079
	Health System, Series 2014C, 6.000%, 12/15/15 (6)
$ 540	Total Short-Term Investments (cost $540,000)			540,427
	Total Investments (cost $47,728,712) – 100.0%			56,121,811
	Other Assets Less Liabilities – 0.0%			3,253
	Net Assets Applicable to Common Shares – 100%			$ 56,125,064

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$55,581,384	$ —	$55,581,384
Short-Term Investments:
Municipal Bonds	—	—	540,427	540,427
Total	$ —	$55,581,384	$540,427	$56,121,811

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of November 30, 2015, the cost of investments was $47,093,045.

Gross unrealized appreciation and gross unrealized depreciation of investments as of November 30, 2015, were as follows:

Gross unrealized:
Appreciation	$9,033,983
Depreciation	(5,217)
Net unrealized appreciation (depreciation) of investments	$9,028,766

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(IF)	Inverse floating rate investment.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen California Municipal Value Fund 2

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy Vice President and Secretary

Date:         January 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Chief Administrative Officer (principal executive officer)

Date:         January 29, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         January 29, 2016